PIMCO Variable Insurance Trust

Supplement dated March 29, 2019 to the

Administrative Class Prospectus, Institutional Class Prospectus, and Advisor and Class M Prospectus,

each dated April 30, 2018, as supplemented (the “Prospectuses”)

Disclosure Regarding the PIMCO Short-Term Portfolio (the “Portfolio”)

Effective April 1, 2019, the Portfolio’s portfolio is jointly and primarily managed by Jerome Schneider, Andrew Wittkop and Nathan Chiaverini. Therefore, effective April 1, 2019, the paragraph in the “Investment Adviser/Portfolio Manager” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly and primarily managed by Jerome Schneider, Andrew Wittkop and Nathan Chiaverini. Mr. Schneider is a Managing Director of PIMCO, Mr. Wittkop is an Executive Vice President of PIMCO, and Mr. Chiaverini is a Senior Vice President of PIMCO. Mr. Schneider has managed the Portfolio since January 2011, and Messrs. Wittkop and Chiaverini have managed the Portfolio since April 2019.

In addition, effective April 1, 2019, disclosure concerning the portfolio managers of the Portfolio in the table in the “Management of the Portfolios—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager	Since	Recent Professional Experience
PIMCO Short-Term	Nathan Chiaverini	4/19

Senior Vice President, PIMCO. Mr. Chiaverini is a portfolio manager on the short-term desk. Prior to joining PIMCO in 2012, he was a vice president and portfolio manager at BlackRock, focusing on institutional multi-sector portfolios. Prior to this, he held trading and strategy research positions within interest rate derivatives and mortgage-backed securities at Barclays Capital. He has investment experience since 2004 and holds a bachelor’s degree in economics and history from the University of Colorado and an MBA in analytic finance and economics from the University of Chicago Booth School of Business.

PIMCO Low Duration PIMCO Short-Term	Jerome Schneider	9/14 1/11

Managing Director, PIMCO. Mr. Schneider joined PIMCO in 2008. Prior to joining PIMCO, he served as Senior Managing Director with Bear Stearns, specializing in credit and mortgage-related funding transactions. Mr. Schneider joined Bear Stearns in 1995.

Portfolio	Portfolio Manager	Since	Recent Professional Experience
PIMCO Short-Term	Andrew Wittkop	4/19

Executive Vice President, PIMCO. Mr. Wittkop is a portfolio manager focusing on Treasury bonds, agencies and interest rate derivatives. He previously worked on the real return desk. Prior to that, he was a portfolio analyst with the global portfolio management team and a product manager for absolute return strategies. He has investment experience since 2001 and holds an MBA from Stern School of Business at New York University and an undergraduate degree from the University of California, Los Angeles.

Investors Should Retain This Supplement For Future Reference

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PIMCO Variable Insurance Trust

Supplement dated March 29, 2019 to the

PIMCO Short-Term Portfolio Administrative Class Prospectus, PIMCO Short-Term Portfolio Institutional Class Prospectus, and PIMCO Short-Term Advisor Class Prospectus,

each dated April 30, 2018, as supplemented (the “Prospectuses”)

Disclosure Regarding the PIMCO Short-Term Portfolio (the “Portfolio”)

Effective April 1, 2019, the Portfolio’s portfolio is jointly and primarily managed by Jerome Schneider, Andrew Wittkop and Nathan Chiaverini. Therefore, effective April 1, 2019, the paragraph in the “Investment Adviser/Portfolio Manager” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly and primarily managed by Jerome Schneider, Andrew Wittkop and Nathan Chiaverini. Mr. Schneider is a Managing Director of PIMCO, Mr. Wittkop is an Executive Vice President of PIMCO, and Mr. Chiaverini is a Senior Vice President of PIMCO. Mr. Schneider has managed the Portfolio since January 2011, and Messrs. Wittkop and Chiaverini have managed the Portfolio since April 2019.

In addition, effective April 1, 2019, disclosure concerning the portfolio managers of the Portfolio in the table in the “Management of the Portfolios—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager	Since	Recent Professional Experience
PIMCO Short-Term	Nathan Chiaverini	4/19

Senior Vice President, PIMCO. Mr. Chiaverini is a portfolio manager on the short-term desk. Prior to joining PIMCO in 2012, he was a vice president and portfolio manager at BlackRock, focusing on institutional multi-sector portfolios. Prior to this, he held trading and strategy research positions within interest rate derivatives and mortgage-backed securities at Barclays Capital. He has investment experience since 2004 and holds a bachelor’s degree in economics and history from the University of Colorado and an MBA in analytic finance and economics from the University of Chicago Booth School of Business.

PIMCO Short-Term	Jerome Schneider	1/11

Managing Director, PIMCO. Mr. Schneider joined PIMCO in 2008. Prior to joining PIMCO, he served as Senior Managing Director with Bear Stearns, specializing in credit and mortgage-related funding transactions. Mr. Schneider joined Bear Stearns in 1995.

Portfolio	Portfolio Manager	Since	Recent Professional Experience
PIMCO Short-Term	Andrew Wittkop	4/19

Executive Vice President, PIMCO. Mr. Wittkop is a portfolio manager focusing on Treasury bonds, agencies and interest rate derivatives. He previously worked on the real return desk. Prior to that, he was a portfolio analyst with the global portfolio management team and a product manager for absolute return strategies. He has investment experience since 2001 and holds an MBA from Stern School of Business at New York University and an undergraduate degree from the University of California, Los Angeles.

Investors Should Retain This Supplement For Future Reference

PVIT_SUPP2_032919

PIMCO Variable Insurance Trust

Supplement Dated March 29, 2019 to the Statement of Additional Information

dated April 30, 2018, as supplemented (the “SAI”)

Disclosure Regarding the PIMCO Short-Term Portfolio (the “Portfolio”)

Effective April 1, 2019, the Portfolio’s portfolio is jointly and primarily managed by Jerome Schneider, Andrew Wittkop and Nathan Chiaverini.

Accordingly, effective April 1, 2019, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” and the following information is added:

	Total Number of Other Accounts	Total Assets of All Other Accounts (in $millions)	Number of Other Accounts Paying a Performance Fee	Total Assets of Other Accounts Paying a Performance Fee (in $millions)
Chiaverini[9]
Registered Investment Companies	0	$0.00	0	$0.00
Other Pooled Investment Vehicles	0	$0.00	0	$0.00
Other Accounts	6	$613.07	0	$0.00
Wittkop[28]
Registered Investment Companies	2	$13,472.79	0	$0.00
Other Pooled Investment Vehicles	0	$0.00	0	$0.00
Other Accounts	13	$3,038.48	0	$0.00

[15]	Effective April 1, 2019, Mr. Chiaverini co-manages the PIMCO Short-Term Portfolio ($299.9 million).
[50]	Effective April 1, 2019, Mr. Wittkop co-manages the PIMCO Short-Term Portfolio ($299.9 million).

In addition, effective April 1, 2019, the following sentences are added to the end of the paragraph immediately preceding the above table:

Effective April 1, 2019, the PIMCO Short-Term Portfolio is jointly and primarily managed by Jerome Schneider, Andrew Wittkop and Nathan Chiaverini. Information pertaining to accounts managed by Messrs. Wittkop and Chiaverini is as of February 28, 2019.

In addition, effective April 1, 2019, corresponding changes are made in the table in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI, and the following information is added:

Portfolio Manager	Portfolios Managed by Portfolio Manager	Dollar Range of Shares Owned
Chiaverini[2]	PIMCO Short-Term	None
Wittkop[4]	PIMCO Short-Term	None

[2]	Effective April 1, 2019, Mr. Chiaverini co-manages the PIMCO Short-Term Portfolio. Information for Mr. Chiaverini is as of February 28, 2019.
[4]	Effective April 1, 2019, Mr. Wittkop co-manages the PIMCO Short-Term Portfolio. Information for Mr. Wittkop is as of February 28, 2019.

Investors Should Retain This Supplement for Future Reference

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